Net foreign exchange loss - Effect of weakening of the ZiG, RTGS and other foreign currencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net foreign exchange loss
Unrealised foreign exchange gains (losses)	$ (1,053)	$ (1,683)	$ (5)
Realised foreign exchange (losses) gains	(2,258)	(8,039)	(6,767)
Net foreign exchange (loss) gain	(3,311)	(9,722)	(6,772)
Taxation and VAT
Net foreign exchange loss
Unrealised foreign exchange gains (losses)	205	(1,363)	(554)
Cash, receivables and intercompany loans
Net foreign exchange loss
Unrealised foreign exchange gains (losses)	(1,258)	(320)	549
Bullion sales receivable
Net foreign exchange loss
Realised foreign exchange (losses) gains	(37)	(1,810)	(2,554)
Cash and cash equivalents
Net foreign exchange loss
Realised foreign exchange (losses) gains	(12)	(3,188)	(1,482)
Taxation, VAT and other receivables
Net foreign exchange loss
Realised foreign exchange (losses) gains	(3,463)	(4,530)	(3,857)
Trade and other payables
Net foreign exchange loss
Realised foreign exchange (losses) gains	1,254	1,489	1,126
RTGS$
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(614)
Realised foreign exchange (losses) gains		(6,792)	(6,740)
Net foreign exchange (loss) gain		(6,792)	(7,354)
RTGS$ | Taxation and VAT
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(554)
RTGS$ | Cash, receivables and intercompany loans
Net foreign exchange loss
Unrealised foreign exchange gains (losses)			(60)
RTGS$ | Bullion sales receivable
Net foreign exchange loss
Realised foreign exchange (losses) gains		(1,437)	(2,554)
RTGS$ | Cash and cash equivalents
Net foreign exchange loss
Realised foreign exchange (losses) gains		(3,006)	(1,509)
RTGS$ | Taxation, VAT and other receivables
Net foreign exchange loss
Realised foreign exchange (losses) gains		(3,490)	(3,803)
RTGS$ | Trade and other payables
Net foreign exchange loss
Realised foreign exchange (losses) gains		1,141	1,126
ZiG
Net foreign exchange loss
Unrealised foreign exchange gains (losses)	91	(1,706)
Realised foreign exchange (losses) gains	(2,201)	(1,217)
Net foreign exchange (loss) gain	(2,110)	(2,923)
ZiG | Taxation and VAT
Net foreign exchange loss
Unrealised foreign exchange gains (losses)	205	(1,363)
ZiG | Cash, receivables and intercompany loans
Net foreign exchange loss
Unrealised foreign exchange gains (losses)	(114)	(343)
ZiG | Bullion sales receivable
Net foreign exchange loss
Realised foreign exchange (losses) gains	(37)	(373)
ZiG | Cash and cash equivalents
Net foreign exchange loss
Realised foreign exchange (losses) gains	45	(152)
ZiG | Taxation, VAT and other receivables
Net foreign exchange loss
Realised foreign exchange (losses) gains	(3,463)	(1,040)
ZiG | Trade and other payables
Net foreign exchange loss
Realised foreign exchange (losses) gains	1,254	348
Other
Net foreign exchange loss
Unrealised foreign exchange gains (losses)	(1,144)	23	609
Realised foreign exchange (losses) gains	(57)	(30)	(27)
Net foreign exchange (loss) gain	(1,201)	(7)	582
Other | Cash, receivables and intercompany loans
Net foreign exchange loss
Unrealised foreign exchange gains (losses)	(1,144)	23	609
Other | Cash and cash equivalents
Net foreign exchange loss
Realised foreign exchange (losses) gains	$ (57)	$ (30)	27
Other | Taxation, VAT and other receivables
Net foreign exchange loss
Realised foreign exchange (losses) gains			$ (54)